THE ADVISORS' INNER CIRCLE FUND II

FROST CONSERVATIVE ALLOCATION FUND (FORMERLY, FROST DIVERSIFIED STRATEGIES FUND)
    FROST MODERATE ALLOCATION FUND (FORMERLY, FROST STRATEGIC BALANCED FUND)
                            (TOGETHER, THE "FUNDS")

                         SUPPLEMENT DATED APRIL 4, 2014
                                     TO THE
    CLASS A SHARES PROSPECTUS AND INSTITUTIONAL CLASS SHARES PROSPECTUS
                              (THE "PROSPECTUSES")
 DATED NOVEMBER 28, 2013, AS SUPPLEMENTED JANUARY 31, 2014, FEBRUARY 14, 2014,
            FEBRUARY 26, 2014, FEBRUARY 27, 2014, AND APRIL 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
   THE PROSPECTUSES, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

Effective March 31, 2014, the shares of the Funds are offered in separate prospectuses. Accordingly, shares of the Funds are no longer offered in the Prospectuses, and all references to the Funds in the Prospectuses are hereby deleted.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 FIA-SK-026-0100